Cash and cash equivalents and restricted cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents and restricted cash and cash equivalents
Schedule of cash and cash equivalents balance

	December 31, 2022		December 31, 2023
		US$		US$
	Amount	equivalent	Amount	equivalent

US$	863,452	863,452	846,754	846,754
RMB	2,064,300	296,399	1,100,216	155,339
Others	N/A	54,598	N/A	61,863
Total		1,214,449		1,063,956